Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows used in operating activities:
Net loss	$ (8,065,072)	$ (5,740,492)
Adjustments for
Depreciation	89,613	43,131
Amortization	2,797	2,690
Stock issued for services	275,131	15,741
Stock-based compensation	849,679	1,467,934
Change in non-cash operating working capital
Trade and other receivable	(9,351)	(21,031)
Prepaid expenses	(205,143)	7,393
Deposits	(124,977)	(890,142)
Accounts payable and accrued liabilities	94,306	552,608
	(7,093,017)	(4,562,168)
Cash flows from financing activities:
Cash proceeds from financing	6,570,000	4,755,586
Cash paid on stock issuance costs	(56,576)	(115,635)
Cash received from stock option exercises	979,522	35,423
Cash received on amalgamation		108,966
Repayments (advances) of shareholder loan	(6,726)	2,013
	7,486,220	4,786,353
Cash flows used in investing activities:
Investment in intangibles		(9,611)
Investment in property and equipment	(171,736)	(231,604)
	(171,736)	(241,215)
Increase (decrease) in cash and cash equivalents during the year	221,467	(17,030)
Cash and cash equivalents, beginning of year	3,226,680	3,243,710
Cash and cash equivalents, end of year	$ 3,448,147	$ 3,226,680